CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY AND COMPREHENSIVE INCOME (USD $)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income/(Loss) [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2008	$ 7,123,000,000	$ 853,000,000	$ 3,000,000	$ 4,350,000,000	$ 2,423,000,000	$ (823,000,000)	$ 310,000,000	$ 7,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)	941,000,000				942,000,000			(1,000,000)
Other Comprehensive Income (Loss), Net of Tax	106,000,000						106,000,000
Foreign currency translation adjustments, net of income tax benefit/(expense) of $1, $1, and $(21)	35,000,000
Reclassification adjustment for translation loss realized upon sale of MIBRAG, net of tax benefit of $13 for the year ended 2009	22,000,000
Unrealized (loss)/gain on derivatives, net of income tax benefit/(expense) of $181, ($20), and ($53)	91,000,000
Available-for-sale securities, net of income tax expense of $0, $0, and $2	4,000,000
Defined benefit plan, net of income tax benefit of $27, $9, and $1	(2,000,000)
Equity-based compensation	26,000,000			26,000,000
Purchase of treasury stock	(500,000,000)					(500,000,000)
Preferred stock dividends	(33,000,000)				(33,000,000)
ESPP share purchases	2,000,000			2,000,000
NINA contribution, net of $17 and $16 tax for the years ended 2010 and 2009, respectively	34,000,000			28,000,000				6,000,000
5.75% preferred stock conversion to common stock	0	(447,000,000)		447,000,000
4.00% preferred stock conversion to common stock	0	(257,000,000)		257,000,000
Shares loaned to affiliate of CS	0			(291,000,000)		291,000,000
Shares returned from affiliate of CS	0			131,000,000		(131,000,000)
Other	(2,000,000)			(2,000,000)
Balance at Dec. 31, 2009	7,697,000,000	149,000,000	3,000,000	4,948,000,000	3,332,000,000	(1,163,000,000)	416,000,000	12,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)	476,000,000				477,000,000			(1,000,000)
Other Comprehensive Income (Loss), Net of Tax	16,000,000						16,000,000
Foreign currency translation adjustments, net of income tax benefit/(expense) of $1, $1, and $(21)	(3,000,000)
Reclassification adjustment for translation loss realized upon sale of MIBRAG, net of tax benefit of $13 for the year ended 2009	0
Unrealized (loss)/gain on derivatives, net of income tax benefit/(expense) of $181, ($20), and ($53)	35,000,000
Available-for-sale securities, net of income tax expense of $0, $0, and $2	0
Defined benefit plan, net of income tax benefit of $27, $9, and $1	(16,000,000)
Equity-based compensation	28,000,000			28,000,000
Purchase of treasury stock	(180,000,000)					(180,000,000)
Preferred stock dividends	(9,000,000)				(9,000,000)
ESPP share purchases	3,000,000			3,000,000
NINA contribution, net of $17 and $16 tax for the years ended 2010 and 2009, respectively	33,000,000			27,000,000				6,000,000
4.00% preferred stock conversion to common stock	0	(149,000,000)		149,000,000
Shares returned from affiliate of CS	0			160,000,000		(160,000,000)
Other	8,000,000			8,000,000
Balance at Dec. 31, 2010	8,072,000,000	0	3,000,000	5,323,000,000	3,800,000,000	(1,503,000,000)	432,000,000	17,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)	197,000,000				197,000,000
Other Comprehensive Income (Loss), Net of Tax	(358,000,000)						(358,000,000)
Foreign currency translation adjustments, net of income tax benefit/(expense) of $1, $1, and $(21)	(2,000,000)
Reclassification adjustment for translation loss realized upon sale of MIBRAG, net of tax benefit of $13 for the year ended 2009	0
Unrealized (loss)/gain on derivatives, net of income tax benefit/(expense) of $181, ($20), and ($53)	(309,000,000)
Available-for-sale securities, net of income tax expense of $0, $0, and $2	(1,000,000)
Defined benefit plan, net of income tax benefit of $27, $9, and $1	(46,000,000)
Equity-based compensation	28,000,000			28,000,000
Purchase of treasury stock	(430,000,000)					(430,000,000)
Preferred stock dividends	(9,000,000)				(9,000,000)
ESPP share purchases	3,000,000			(5,000,000)	(1,000,000)	9,000,000
NINA contribution, net of $17 and $16 tax for the years ended 2010 and 2009, respectively	(17,000,000)							17,000,000
Ivanpah contribution	183,000,000							183,000,000
Balance at Dec. 31, 2011	$ 7,669,000,000	$ 0	$ 3,000,000	$ 5,346,000,000	$ 3,987,000,000	$ (1,924,000,000)	$ 74,000,000	$ 183,000,000